FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
Schedule of fair value of derivative contracts
	Derivative Assets Reported in Other Current Assets December 31,		Derivative Liabilities Reported in Other Current Liabilities December 31,
	2 0 2 3	2 0 2 2	2 0 2 3	2 0 2 2
Derivatives designated as hedging instruments in cash flow hedge	1,229	-	-	454

Schedule of loss (gain) on derivative instruments
	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1

Loss (gain) on derivative instruments	1,576	1,813	(453)